Financing receivables - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Financing receivables
Significant purchases of corporate loans	¥ 124,161	¥ 79,811
Significant sales of corporate loans		¥ 15,187